Subsequent Events (Details) - USD ($)	Mar. 26, 2026	Jan. 26, 2026	Dec. 02, 2025	Mar. 25, 2026	Mar. 17, 2026	Feb. 02, 2026	Jan. 22, 2026	Jan. 13, 2026	Dec. 31, 2025
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount							$ 50,000
CFI Capital LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount					$ 200,000
Firstfire Global Opportunities Fund, LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 220,000
NewGenIvf Group Limited [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership of subsidiary						100.00%		100.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Convertible notes outstanding									$ 600,000
Converted shares (in Shares)			21,147
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes outstanding							$ 107,000
Converted shares (in Shares)	21,147	21,147